Summary of Significant Accounting Policies (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013 Customers	Sep. 30, 2013 Customers
Options and warrants to purchase of common stock	23.1	9.5
Excess in cash FDIC amount	$ 1,900,000
Security deposit as collateral with financial institution	50,000	50,000
Provision for contract loss		100,000
Research and development	3,156,000	2,257,000
FDIC Insurance coverage	250,000
Costs in Excess of Billings, Current		801,000
Rents receivable	$ 34,000
Sales Revenue, Net [Member]
Number of customer	1			2
Concentration Risk, Percentage	100.00%			100.00%
Accounts Receivable [Member]
Number of customer	1	1
Concentration Risk, Percentage	100.00%	100.00%
Accounts Payable [Member]
Number of vendors	6	2
Concentration Risk, Percentage	54.00%	48.00%